Plan Description (Details) - EBP 3.0	12 Months Ended
Dec. 31, 2025 USD ($) year loan
EBP, Description of Plan [Line Items]
Minimum age for participation in plan | year	18
Automatic enrollment deferral rate	6.00%
Vesting percentage	100.00%
Maximum borrowing, amount | $	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Loan repayment period	5 years
Primary residence, borrowing term	20 years
Maximum number of notes outstanding	2
Primary residence, number of notes outstanding	1
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	75.00%